Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) ¥ in Millions	Sep. 30, 2023 JPY (¥)
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 2,855,090
Due from one year to five years	9,204,124
Due from five years to ten years	6,823,850
Due after ten years	5,773,962
Total	24,657,026
Held-to-maturity debt securities, Fair value:
Due in one year or less	2,860,151
Due from one year to five years	9,180,648
Due from five years to ten years	6,685,577
Due after ten years	5,431,711
Total	24,158,087
Available-for-sale debt securities, Fair value:
Due in one year or less	21,295,450
Due from one year to five years	6,105,423
Due from five years to ten years	1,700,974
Due after ten years	3,270,932
Total	¥ 32,372,779